T. ROWE PRICE Short Duration Income Fund
February 28, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  20.0%
Car Loan  5.2%
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class C
6.022%, 5/17/32 (1) 108 110
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.215%, 9/15/32 (1) 400 404
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class B
4.648%, 6/15/33 (1) 576 579
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class D
4.991%, 6/15/33 (1) 192 193
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class B
4.501%, 9/15/33 (1) 858 863
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class C
4.697%, 9/15/33 (1) 216 217
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class D
4.942%, 9/15/33 (1) 216 217
ARI Fleet Lease Trust
Series 2024-A, Class B
5.16%, 11/15/32 (1) 100 102
ARI Fleet Lease Trust
Series 2024-A, Class C
5.38%, 11/15/32 (1) 195 200
ARI Fleet Lease Trust
Series 2026-A, Class B
4.38%, 11/15/34 (1) 280 283
Avis Budget Rental Car Funding AESOP
Series 2022-5A, Class C
6.24%, 4/20/27 (1) 33 33
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class C
6.18%, 10/20/27 (1) 100 101
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class D
7.26%, 10/20/27 (1) 100 101
Avis Budget Rental Car Funding AESOP
Series 2023-3A, Class D
7.32%, 2/20/28 (1) 100 101

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.167%, 12/26/31 (1) 87 88
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class C
4.44%, 11/17/31  140 141
CarMax Auto Owner Trust
Series 2022-4, Class D
8.08%, 4/16/29  200 206
CarMax Auto Owner Trust
Series 2023-2, Class D
6.55%, 10/15/29  135 138
Carvana Auto Receivables Trust
Series 2021-N3, Class B
0.66%, 6/12/28  41 40
Carvana Auto Receivables Trust
Series 2021-N4, Class D
2.30%, 9/11/28  20 20
Carvana Auto Receivables Trust
Series 2021-P1, Class D
1.82%, 12/10/27  30 30
Carvana Auto Receivables Trust
Series 2024-N2, Class B
5.67%, 9/10/30 (1) 100 101
Carvana Auto Receivables Trust
Series 2024-N2, Class C
5.82%, 9/10/30 (1) 372 380
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 390 393
Chase Auto Credit Linked Notes
Series 2025-1, Class C
4.851%, 2/25/33 (1) 312 314
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 52 53
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  30 30
Exeter Automobile Receivables Trust
Series 2024-1A, Class C
5.41%, 5/15/30  400 404
Exeter Automobile Receivables Trust
Series 2024-2A, Class C
5.74%, 5/15/29  57 58

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Exeter Automobile Receivables Trust
Series 2025-2A, Class B
4.92%, 9/17/29  140 141
Exeter Automobile Receivables Trust
Series 2025-4A, Class C
4.57%, 6/16/31  285 288
Exeter Automobile Receivables Trust
Series 2025-5A, Class B
4.28%, 7/15/30  115 116
Exeter Automobile Receivables Trust
Series 2025-5A, Class C
4.68%, 3/15/32  200 203
Exeter Automobile Receivables Trust
Series 2026-1A, Class B
4.22%, 10/15/30  75 75
Exeter Automobile Receivables Trust
Series 2026-1A, Class C
4.40%, 5/17/32  230 232
Exeter Select Automobile Receivables Trust
Series 2025-1, Class B
4.87%, 8/15/31  149 151
Exeter Select Automobile Receivables Trust
Series 2025-2, Class B
4.63%, 11/17/31  135 137
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class B
5.31%, 5/15/28 (1) 100 100
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class D
6.62%, 5/15/28 (1) 145 146
Ford Credit Floorplan Master Owner Trust
Series 2024-1, Class B
5.48%, 4/15/29 (1) 100 102
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class B
5.03%, 9/18/28  35 35
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class C
5.92%, 2/16/29  45 46
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class B
5.73%, 6/15/28 (1) 230 231
GMF Floorplan Owner Revolving Trust
Series 2025-2A, Class C
4.96%, 3/15/30 (1) 390 395

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 99 101
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 507 512
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 169 170
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class A3
4.53%, 4/17/28 (1) 100 101
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class B
4.94%, 8/15/29 (1) 105 107
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class B
5.79%, 4/25/29 (1) 20 20
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class C
6.13%, 4/25/29 (1) 35 35
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class B
4.42%, 9/25/30 (1) 55 55
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class C
4.72%, 9/25/30 (1) 30 30
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class D
6.663%, 12/15/33 (1) 111 113
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class E
8.408%, 12/15/33 (1) 138 141
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C
5.818%, 6/15/32 (1) 148 150
Santander Bank Auto Credit-Linked Notes
Series 2025-A, Class C
4.661%, 1/16/34 (1) 250 252
Santander Consumer Auto Receivables Trust
Series 2021-CA, Class C
2.97%, 6/15/28 (1) 5 5
Santander Drive Auto Receivables Trust
Series 2025-4, Class B
4.27%, 1/15/32  105 106

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Securitized Term Auto Receivables Trust
Series 2025-A, Class B
5.038%, 7/25/31 (1) 29 29
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 130 132
Securitized Term Auto Receivables Trust
Series 2025-B, Class C
5.121%, 12/29/32 (1) 7 7
Securitized Term Auto Receivables Trust
Series 2026-A, Class B
4.284%, 3/25/33 (1) 151 152
Securitized Term Auto Receivables Trust
Series 2026-A, Class C
4.431%, 3/25/33 (1) 57 57
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class B
4.47%, 7/20/29 (1) 85 86
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class B
4.25%, 12/20/29 (1) 75 76
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class C
4.44%, 8/20/30 (1) 270 271
Wheels Fleet Lease Funding 1
Series 2024-1A, Class A1
5.49%, 2/18/39 (1) 56 56
Wheels Fleet Lease Funding 1
Series 2025-2A, Class B
4.61%, 5/18/40 (1) 300 304
Wheels Fleet Lease Funding 1
Series 2025-2A, Class C
4.86%, 5/18/40 (1) 300 304
Wheels Fleet Lease Funding 1
Series 2025-3A, Class A1
4.08%, 9/18/40 (1) 100 100
Wheels Fleet Lease Funding 1
Series 2025-3A, Class C
4.79%, 9/18/40 (1) 150 151
11,921
Home Equity  0.1%
Santander Mortgage Asset Receivable Trust
Series 2025-CES1, Class A1A, STEP
5.036%, 9/25/55 (1) 206 207
207

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Other Asset-Backed Securities  14.1%
Affirm Asset Securitization Trust
Series 2025-X2, Class B
4.56%, 10/15/30 (1) 585 586
Affirm Master Trust
Series 2025-2A, Class B
5.06%, 7/15/33 (1) 210 212
Affirm Master Trust
Series 2025-3A, Class A
4.45%, 10/16/34 (1) 220 222
Affirm Master Trust
Series 2026-1A, Class B
4.57%, 2/15/34 (1) 100 101
Affirm Master Trust
Series 2026-1A, Class C
4.72%, 2/15/34 (1) 235 236
Alinea
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.15%, 4.818%, 7/20/31 (1) 121 121
AMSR Trust
Series 2021-SFR2, Class C
1.877%, 8/17/38 (1) 220 217
Amur Equipment Finance Receivables X
Series 2022-1A, Class C
2.37%, 4/20/28 (1) 10 10
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class B
5.37%, 1/21/31 (1) 100 102
Amur Equipment Finance Receivables XIV
Series 2024-2A, Class D
5.97%, 10/20/31 (1) 440 451
Anthelion
Series 2025-1A, Class A1, CLO, FRN
3M TSFR + 1.50%, 5.17%, 7/20/36 (1) 250 251
Apidos XXXII
Series 2019-32A, Class DR, CLO, FRN
3M TSFR + 2.75%, 6.418%, 1/20/33 (1) 250 250
Arbys Funding
Series 2020-1A, Class A2
3.237%, 7/30/50 (1) 402 393
ARES LX
Series 2021-60A, Class CR, CLO, FRN
3M TSFR + 1.75%, 5.418%, 7/18/34 (1) 400 400
Bain Capital Credit
Series 2020-5A, Class ARR, CLO, FRN
3M TSFR + 1.15%, 4.818%, 4/20/34 (1) 750 751

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Battalion X
Series 2016-10A, Class A2R3, CLO, FRN
3M TSFR + 1.75%, 5.418%, 1/24/35 (1) 540 541
Battalion XII
Series 2018-12A, Class BRR, CLO, FRN
3M TSFR + 1.20%, 4.853%, 5/17/31 (1) 250 250
Battalion XV
Series 2020-15A, Class A1RR, CLO, FRN
3M TSFR + 0.98%, 4.648%, 1/17/33 (1) 187 187
Battalion XV
Series 2020-15A, Class CR, CLO, FRN
3M TSFR + 1.90%, 5.568%, 1/17/33 (1) 250 250
Battalion XXI
Series 2021-21A, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.372%, 7/15/34 (1) 250 250
Blue Owl Asset Leasing Trust
Series 2024-1A, Class B
5.41%, 3/15/30 (1) 400 404
Blue Owl Asset Leasing Trust
Series 2024-1A, Class D
8.00%, 12/15/31 (1) 250 255
BlueMountain
Series 2016-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 4.853%, 11/15/30 (1) 27 27
BlueMountain
Series 2018-3A, Class A1R, CLO, FRN
3M TSFR + 1.19%, 4.858%, 10/25/30 (1) 55 55
Bowling Green Park
Series 2019-1A, Class ARR, CLO, FRN
3M TSFR + 1.00%, 4.668%, 4/18/35 (1) 250 250
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 56 56
Canyon Capital
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.01%, 4.682%, 10/15/34 (1) 500 500
Chenango Park
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.80%, 5.472%, 4/15/30 (1) 250 250
Clarus Capital Funding
Series 2024-1A, Class B
4.79%, 8/20/32 (1) 100 101
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 110 109

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 100 101
Dell Equipment Finance Trust
Series 2024-2, Class B
4.82%, 8/22/30 (1) 100 101
Dell Equipment Finance Trust
Series 2024-2, Class D
5.29%, 2/24/31 (1) 100 101
Dell Equipment Finance Trust
Series 2025-1, Class C
5.25%, 2/24/31 (1) 100 102
Dext
Series 2025-2, Class B
4.66%, 4/15/36 (1) 100 101
Dext
Series 2025-2, Class C
4.89%, 4/15/36 (1) 100 101
DLLAD
Series 2023-1A, Class A3
4.79%, 1/20/28 (1) 24 24
DLLMT
Series 2026-1A, Class A3
4.20%, 12/20/29 (1) 35 35
DLLMT
Series 2026-1A, Class A4
4.36%, 9/20/33 (1) 10 10
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 174 172
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 934 889
Dryden Senior Loan Fund
Series 2016-45A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.322%, 10/15/30 (1) 250 251
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 22 22
Elara HGV Timeshare Issuer
Series 2019-A, Class C
3.45%, 1/25/34 (1) 10 10
FOCUS Brands Funding
Series 2023-2, Class A2
8.241%, 10/30/53 (1) 147 156

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Fortress Credit BSL IX
Series 2020-1A, Class A1AR, CLO, FRN
3M TSFR + 1.10%, 4.768%, 10/20/33 (1) 211 211
Fortress Credit BSL IX
Series 2020-1A, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.368%, 10/20/33 (1) 300 300
Fortress Credit BSL VII
Series 2019-1A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.321%, 7/23/32 (1) 250 250
Fortress Credit BSL VIII
Series 2019-2A, Class A2R, CLO, FRN
3M TSFR + 1.40%, 5.07%, 10/20/32 (1) 250 250
Fortress Credit BSL XV
Series 2022-2A, Class AR, CLO, FRN
3M TSFR + 1.40%, 5.068%, 10/18/33 (1) 212 213
Galaxy XXII
Series 2016-22A, Class CR4, CLO, FRN
3M TSFR + 1.60%, 5.263%, 4/16/34 (1) 285 284
Golub Capital Partners Static
Series 2024-1A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.168%, 7/20/35 (1) 250 250
Goto Foods Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 319 319
GreatAmerica Leasing Receivables Funding
Series 2025-2, Class A3
4.14%, 12/17/29 (1) 100 101
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 238 230
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 931 965
Hilton Grand Vacations Trust
Series 2023-1A, Class C
6.94%, 1/25/38 (1) 33 34
Hilton Grand Vacations Trust
Series 2025-1A, Class B
5.18%, 5/27/42 (1) 142 144
Home Partners of America Trust
Series 2022-1, Class D
4.73%, 4/17/39 (1) 95 95
Hotwire Funding
Series 2021-1, Class A2
2.311%, 11/20/51 (1) 1,190 1,171

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 100 101
HPEFS Equipment Trust
Series 2024-2A, Class D
5.82%, 4/20/32 (1) 100 102
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 350 341
KKR
Series 18, Class A1R2, CLO, FRN
3M TSFR + 1.05%, 4.718%, 10/18/35 (1) 350 350
KKR
Series 28A, Class AR2, CLO, FRN
3M TSFR + 1.12%, 4.791%, 2/9/35 (1) 350 350
KKR
Series 33A, Class AR, CLO, FRN
3M TSFR + 1.08%, 4.748%, 7/20/34 (1) 400 400
KKR
Series 33A, Class BR, CLO, FRN
3M TSFR + 1.60%, 5.268%, 7/20/34 (1) 250 251
KKR
Series 34A, Class BR, CLO, FRN
3M TSFR + 1.75%, 5.422%, 7/15/34 (1) 250 250
KKR
Series 40A, Class AR, CLO, FRN
3M TSFR + 1.30%, 4.968%, 10/20/34 (1) 650 651
LCM 39
Series 39A, Class A1R2, CLO, FRN
3M TSFR + 1.04%, 10/15/34 (1)(2) 615 615
Madison Park Funding XLV
Series 2020-45A, Class ARR, CLO, FRN
3M TSFR + 1.08%, 4.752%, 7/15/34 (1) 500 500
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 5.718%, 10/20/29 (1) 250 250
Marble Point XV
Series 2019-1A, Class A1R2, CLO, FRN
3M TSFR + 1.04%, 4.711%, 7/23/32 (1) 170 170
Marble Point XXI
Series 2021-3A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.168%, 10/17/34 (1) 500 498
MMAF Equipment Finance
Series 2020-A, Class A3
0.97%, 4/9/27 (1) 18 18

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
MVW
Series 2021-1WA, Class C
1.94%, 1/22/41 (1) 19 18
MVW
Series 2021-2A, Class C
2.23%, 5/20/39 (1) 50 48
MVW
Series 2023-1A, Class C
6.54%, 10/20/40 (1) 71 73
MVW
Series 2024-1A, Class A
5.32%, 2/20/43 (1) 139 142
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 4.718%, 7/17/36 (1) 250 250
NMEF Funding
Series 2024-A, Class A2
5.15%, 12/15/31 (1) 99 100
NMEF Funding
Series 2025-A, Class A2
4.72%, 7/15/32 (1) 170 171
NMEF Funding
Series 2026-A, Class A3
4.20%, 2/15/34 (1) 100 100
NMEF Funding
Series 2026-A, Class B
4.48%, 2/15/34 (1) 100 100
NMEF Funding
Series 2026-A, Class C
4.71%, 2/15/34 (1) 100 101
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 4.883%, 11/13/31 (1) 108 109
Octagon Investment Partners XXI
Series 2014-1A, Class A2R4, CLO, FRN
3M TSFR + 1.15%, 4.803%, 2/14/31 (1) 250 250
Octane Receivables Trust
Series 2022-2A, Class C
6.29%, 7/20/28 (1) 200 201
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 150 152
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 30 30

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Octane Receivables Trust
Series 2024-3A, Class C
5.51%, 10/20/31 (1) 100 102
Octane Receivables Trust
Series 2025-RVM1, Class C
5.26%, 12/20/46 (1) 300 306
OZLM Funding II
Series 2012-2A, Class AR4, CLO, FRN
3M TSFR + 1.20%, 4.867%, 7/30/37 (1) 250 250
Palmer Square Loan Funding
Series 2022-4A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.318%, 7/24/31 (1) 250 250
Palmer Square Loan Funding
Series 2024-2A, Class A2R, CLO, FRN
3M TSFR + 1.15%, 1/15/33 (1)(2) 1,000 1,000
Palmer Square Loan Funding
Series 2024-3A, Class BR, CLO, FRN
3M TSFR + 1.45%, 5.11%, 8/8/32 (1) 250 249
PEAC Solutions Receivables
Series 2025-1A, Class A3
5.04%, 7/20/32 (1) 100 102
PEAC Solutions Receivables
Series 2026-1A, Class B
4.75%, 7/20/33 (1) 105 106
Post
Series 2022-1A, Class BR, CLO, FRN
3M TSFR + 1.45%, 5.112%, 4/20/35 (1) 250 249
Post Road Equipment Finance
Series 2024-1A, Class C
5.81%, 10/15/30 (1) 100 101
Progress Residential
Series 2021-SFR3, Class E1
2.538%, 5/17/26 (1) 250 249
Progress Residential
Series 2021-SFR3, Class E2
2.688%, 5/17/26 (1) 100 99
Progress Residential
Series 2021-SFR3, Class F
3.436%, 5/17/26 (1) 385 383
Progress Residential Trust
Series 2021-SFR6, Class E1
2.425%, 7/17/38 (1) 200 198
Progress Residential Trust
Series 2021-SFR8, Class C
1.931%, 10/17/38 (1) 200 197

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
RAD
Series 2023-21A, Class A1R, CLO, FRN
3M TSFR + 1.07%, 4.738%, 1/25/37 (1) 500 500
Romark II
Series 2018-2A, Class A2R, CLO, FRN
3M TSFR + 1.65%, 5.318%, 7/25/31 (1) 250 250
Sabey Data Center Issuer
Series 2021-1, Class A2
1.881%, 6/20/46 (1) 100 99
SCF Equipment Leasing
Series 2023-1A, Class A3
6.17%, 5/20/32 (1) 81 82
SCF Equipment Leasing
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 71 72
SEB Funding
Series 2021-1A, Class A2
4.969%, 1/30/52 (1) 180 180
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 85 87
ServiceMaster Funding
Series 2020-1, Class A2I
2.841%, 1/30/51 (1) 234 224
Sierra Timeshare Receivables Funding
Series 2025-2A, Class B
4.93%, 4/20/44 (1) 68 69
Sierra Timeshare Receivables Funding
Series 2025-3A, Class B
4.64%, 8/22/44 (1) 149 150
Sonic Capital
Series 2020-1A, Class A2II
4.336%, 1/20/50 (1) 1,143 1,118
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.318%, 1/20/32 (1) 250 250
Stratus Funding
Series 2025-1A, Class B, CLO, FRN
3M TSFR + 1.45%, 5.122%, 7/15/33 (1) 250 250
Symphony
Series 2022-37A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.795%, 1/20/37 (1) 765 764
Symphony XIX
Series 2018-19A, Class B, CLO, FRN
3M TSFR + 1.612%, 5.283%, 4/16/31 (1) 250 250

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Symphony XXIII
Series 2020-23A, Class AR2, CLO, FRN
3M TSFR + 0.90%, 4.572%, 1/15/34 (1) 129 129
Thayer Park
Series 2017-1A, Class BRR, CLO, FRN
3M TSFR + 1.95%, 5.618%, 4/20/34 (1) 250 250
TPIC SPV
, Class A
10.00%, 12/6/26, Acquisition Date: 12/10/24, Cost $8 (3)(4) 10 10
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date: 12/10/24, Cost $119 (3)(4) 119 106
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 100 100
Trinitas VI
Series 2017-6A, Class AR4, CLO, FRN
3M TSFR + 1.11%, 4.778%, 1/25/34 (1) 250 250
Trinitas VII
Series 2017-7A, Class A1R2, CLO, FRN
3M TSFR + 1.06%, 4.728%, 1/25/35 (1) 250 250
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 43 43
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 127 130
Verizon Master Trust
Series 2024-4, Class B
5.40%, 6/20/29  30 30
Verizon Master Trust
Series 2024-4, Class C
5.60%, 6/20/29  30 30
Verizon Master Trust
Series 2024-6, Class B
4.42%, 8/20/30  185 186
Verizon Master Trust
Series 2025-1, Class B
4.94%, 1/21/31  45 46
Wellfleet
Series 2021-1A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.318%, 4/20/34 (1) 250 251
Wingspire Equipment Finance
Series 2025-1A, Class C
4.76%, 9/20/33 (1) 100 101

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Zaxby's Funding
Series 2021-1A, Class A2
3.238%, 7/30/51 (1) 492 472
32,043
Student Loan  0.6%
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class B, FRN
SOFR30A + 1.70%, 5.367%, 7/27/48 (1) 242 241
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class C, FRN
SOFR30A + 1.80%, 5.467%, 7/27/48 (1) 216 215
Navient Private Education Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 31 30
Navient Private Education Refi Loan Trust
Series 2019-A, Class A2A
3.42%, 1/15/43 (1) 5 5
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (1) 87 87
Navient Private Education Refi Loan Trust
Series 2019-D, Class A2A
3.01%, 12/15/59 (1) 100 98
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 24 24
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 46 45
Navient Refinance Loan Trust
Series 2026-A, Class A
4.50%, 1/18/56 (1) 100 100
SMB Private Education Loan Trust
Series 2017-B, Class B
3.50%, 12/16/41 (1) 150 148
SMB Private Education Loan Trust
Series 2020-A, Class A2A
2.23%, 9/15/37 (1) 169 165
SMB Private Education Loan Trust
Series 2021-A, Class A2A1, FRN
1M TSFR + 0.844%, 4.509%, 1/15/53 (1) 100 99
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 39 38

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SMB Private Education Loan Trust
Series 2025-A, Class A1A
5.13%, 4/15/54 (1) 90 93
1,388
Total Asset-Backed Securities (Cost $45,298) 45,559
BANK LOANS  1.8% (5)
Capital Goods  0.6%
CPM Holdings, FRN, 1M TSFR + 4.50%, 8.171%, 9/28/28 (2) 578 566
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%,
9.934%, 5/21/29 (3) 100 101
Proampac PG Borrower, FRN, 3M TSFR + 4.00%, 7.663%,
9/15/28  269 265
Trident TPI Holdings, FRN, 3M TSFR + 3.75%, 7.422%,
9/15/28 (2) 494 476
1,408
Communications  0.3%
CMG Media, FRN, 3M TSFR + 3.50%, 7.272%, 6/18/29 (2) 334 316
CSC Holdings, FRN, 3M USD PRIME + 1.50%, 6.45%, 4/15/27  78 67
Directv Financing, FRN, 3M TSFR + 5.25%, 9.178%, 8/2/29  265 265
648
Insurance  0.1%
Asurion, FRN, 1M TSFR + 4.25%, 8.023%, 8/19/28  12 12
Asurion, FRN, 1M TSFR + 5.25%, 9.037%, 1/20/29 (2) 269 269
281
Technology  0.7%
Altar Bidco, FRN, 3M TSFR + 3.10%, 6.783%, 2/1/29 (2) 589 585
AthenaHealth Group, FRN, 1M TSFR + 3.00%, 2/15/29 (2) 480 467
Central Parent, FRN, 3M TSFR + 3.25%, 6.922%, 7/6/29  199 124
McAfee, FRN, 1M TSFR + 3.00%, 6.673%, 3/1/29  504 438
1,614
Transportation  0.1%
Merlin Buyer, FRN, 3M TSFR + 4.00%, 7.672%, 12/14/28  65 65
65
Total Bank Loans (Cost $4,122) 4,016
CORPORATE BONDS  32.1%
Banking  5.2%
Ally Financial, VR, 6.848%, 1/3/30 (6) 250 264
American Express, VR, 5.645%, 4/23/27 (6) 200 200
Banco de Credito del Peru, VR, 3.25%, 9/30/31 (6) 400 396

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Bank of America, VR, 4.623%, 5/9/29 (6) 250 253
Barclays, VR, 4.219%, 5/24/30 (6) 285 285
Barclays, VR, 4.972%, 5/16/29 (6) 425 432
Barclays, VR, 5.086%, 2/25/29 (6) 400 407
BBVA Mexico, VR, 5.125%, 1/18/33 (6) 450 448
BNP Paribas, VR, 4.792%, 5/9/29 (1)(6) 360 365
Canadian Imperial Bank of Commerce, VR, 4.283%, 1/29/30 (6) 235 236
Credit Agricole, VR, 5.222%, 5/27/31 (1)(6) 250 258
Danske Bank, VR, 4.613%, 10/2/30 (1)(6) 200 203
Danske Bank, VR, 5.427%, 3/1/28 (1)(6) 200 203
Federation des Caisses Desjardins du Quebec, 4.565%,
8/26/30 (1) 300 304
Fifth Third Bancorp, VR, 4.566%, 4/29/32 (6) 495 498
Fifth Third Financial, VR, 5.982%, 1/30/30 (6) 600 629
Goldman Sachs Group, VR, 4.148%, 1/21/29 (6) 750 750
Goldman Sachs Group, VR, 4.937%, 4/23/28 (6) 165 167
Goldman Sachs Group, VR, 5.218%, 4/23/31 (6) 160 166
HDFC Bank, 5.686%, 3/2/26  200 200
HSBC Holdings, VR, 4.899%, 3/3/29 (6) 200 203
HSBC Holdings, VR, 5.13%, 11/19/28 (6) 200 204
HSBC Holdings, VR, 5.597%, 5/17/28 (6) 200 204
Huntington Bancshares, VR, 4.623%, 1/28/32 (6) 750 757
ING Groep, VR, 4.858%, 3/25/29 (6) 200 203
JPMorgan Chase, VR, 4.979%, 7/22/28 (6) 200 202
JPMorgan Chase, VR, 5.04%, 1/23/28 (6) 95 96
Manufacturers & Traders Trust, VR, 4.762%, 7/6/28 (6) 250 252
Morgan Stanley, VR, 4.238%, 1/9/30 (6) 360 361
Morgan Stanley, VR, 4.994%, 4/12/29 (6) 145 148
OTP Bank, VR, 7.50%, 5/25/27 (6) 200 202
Santander Holdings USA, VR, 5.473%, 3/20/29 (6) 235 240
Santander Holdings USA, VR, 6.124%, 5/31/27 (6) 20 20
Santander U.K. Group Holdings, VR, 4.32%, 9/22/29 (6) 200 201
Societe Generale, VR, 5.249%, 5/22/29 (1)(6) 200 204
Societe Generale, VR, 5.50%, 4/13/29 (1)(6) 200 205
Societe Generale, VR, 5.519%, 1/19/28 (1)(6) 300 304
Standard Chartered, VR, 5.688%, 5/14/28 (1)(6) 200 204
Standard Chartered, VR, 6.301%, 1/9/29 (1)(6) 250 260
Truist Financial, VR, 6.047%, 6/8/27 (6) 200 201
U.S. Bancorp, VR, 5.384%, 1/23/30 (6) 30 31
Wells Fargo, VR, 4.97%, 4/23/29 (6) 395 403
Wells Fargo, Series W, VR, 4.90%, 1/24/28 (6) 120 121
11,890

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Basic Industry  0.8%
ABJA Investment, 5.45%, 1/24/28  220 225
Celanese U.S. Holdings, 1.40%, 8/5/26  150 147
CVR Partners, 6.125%, 6/15/28 (1) 300 300
Freeport-McMoRan, 4.125%, 3/1/28  115 115
Freeport-McMoRan, 4.375%, 8/1/28  350 350
Klabin Austria, 4.875%, 9/19/27  200 203
Krakatau Posco, 6.375%, 6/11/27  200 204
Nutrien, 4.90%, 3/27/28  50 51
Sasol Financing USA, 4.375%, 9/18/26  260 258
1,853
Brokerage Asset Managers Exchanges  0.7%
Charles Schwab, VR, 4.343%, 11/14/31 (6) 650 653
LPL Holdings, 4.00%, 3/15/29 (1) 490 483
LPL Holdings, 4.90%, 4/3/28  95 96
LPL Holdings, 5.70%, 5/20/27  291 296
LPL Holdings, 6.75%, 11/17/28  45 48
1,576
Capital Goods  1.1%
AGCO, 5.45%, 3/21/27  250 253
Amrize Finance U.S., 4.70%, 4/7/28  90 92
Amrize Finance U.S., 4.95%, 4/7/30  70 72
AptarGroup, 4.75%, 3/30/31  90 92
BAE Systems, 5.00%, 3/26/27 (1) 200 202
Boeing, 3.20%, 3/1/29  250 244
Boeing, 6.259%, 5/1/27  133 136
CNH Industrial Capital, 4.375%, 3/7/31  500 500
Huntington Ingalls Industries, 5.353%, 1/15/30  25 26
Madison IAQ, 4.125%, 6/30/28 (1) 220 217
Owens Corning, 5.50%, 6/15/27  50 51
Regal Rexnord, 6.05%, 4/15/28  360 373
RTX, 6.70%, 8/1/28  86 91
RTX, 7.00%, 11/1/28  119 127
2,476
Communications  3.5%
Advanced Info Service, 4.26%, 3/4/31  250 251
American Tower, 3.55%, 7/15/27  200 199
Charter Communications Operating, 5.05%, 3/30/29  550 558
Crown Castle, 4.30%, 2/15/29  1,000 1,004
Crown Castle, 5.00%, 1/11/28  175 178
Crown Castle, 5.60%, 6/1/29  105 109
Crown Castle Towers, 4.241%, 7/15/28 (1) 445 446
EchoStar, 10.75%, 11/30/29  300 328

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Getty Images, 10.50%, 11/15/30 (1) 470 416
HTA Group, 7.50%, 6/4/29  400 414
KT, 4.125%, 2/2/28 (1) 200 201
NTT Finance, 4.62%, 7/16/28 (1) 200 203
Orange, 4.25%, 1/13/31 (1) 200 200
Prosus, 3.257%, 1/19/27  200 198
Rogers Communications, 5.00%, 2/15/29  900 920
SBA Tower Trust, 1.631%, 11/15/26 (1) 250 246
SBA Tower Trust, 2.328%, 1/15/28 (1) 75 73
SBA Tower Trust, 4.831%, 10/15/29 (1) 250 254
SBA Tower Trust, 6.599%, 1/15/28 (1) 115 117
Scripps Escrow II, 3.875%, 1/15/29 (1)(7) 340 320
Stagwell Global, 5.625%, 8/15/29 (1) 300 276
Univision Communications, 4.50%, 5/1/29 (1) 400 380
Veon Midco, 3.375%, 11/25/27  600 577
7,868
Consumer Cyclical  3.3%
Adient Global Holdings, 8.25%, 4/15/31 (1)(7) 215 225
BMW U.S. Capital, 4.75%, 3/21/28 (1)(7) 350 356
Carnival, 4.00%, 8/1/28 (1) 600 595
Carvana, 9.00%, 6/1/31, (14.00% PIK until 8/15/25 then 9.00%
Cash to maturity) (1)(8) 240 263
CBRE Services, 4.80%, 6/15/30  95 97
Cencosud, 4.375%, 7/17/27 (1) 200 200
Daimler Truck Finance North America, 4.15%, 1/12/29 (1) 160 160
Daimler Truck Finance North America, 4.30%, 8/12/27 (1) 150 151
Ford Motor Credit, 4.97%, 4/6/29  200 201
Ford Motor Credit, 5.918%, 3/20/28  400 410
Ford Motor Credit, 6.798%, 11/7/28  200 211
Ford Otomotiv Sanayi, 7.125%, 4/25/29  430 447
General Motors Financial, 4.20%, 10/27/28  125 126
General Motors Financial, 5.35%, 7/15/27  234 238
General Motors Financial, 5.40%, 5/8/27  80 81
Hyundai Capital America, 4.25%, 1/8/29 (1) 155 156
Hyundai Capital America, 4.85%, 3/25/27 (1) 210 212
Hyundai Capital America, 4.875%, 6/23/27 (1) 300 303
Hyundai Capital America, 5.50%, 3/30/26 (1) 80 80
Hyundai Capital America, 5.65%, 6/26/26 (1) 200 201
LG Energy Solution, 5.375%, 7/2/27  205 208
Marriott International, 4.90%, 4/15/29  21 22
Melco Resorts Finance, 5.625%, 7/17/27  410 410
Odeon Finco, 12.75%, 11/1/27 (1)(7) 200 203
Six Flags Entertainment, 6.50%, 10/1/28  205 205

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Stellantis Finance U.S., 5.35%, 3/17/28 (1) 200 204
Vivo Energy Investments, 5.125%, 9/24/27  200 200
Volkswagen Group of America Finance, 4.55%, 9/11/28 (1) 200 202
Volkswagen Group of America Finance, 4.85%, 8/15/27 (1) 200 202
Volkswagen Group of America Finance, 5.25%, 3/22/29 (1) 325 334
Volkswagen Group of America Finance, 6.00%, 11/16/26 (1) 200 202
Volkswagen Group of America Finance, 6.20%, 11/16/28 (1) 360 378
7,483
Consumer Non-Cyclical  6.0%
AbbVie, 3.775%, 3/3/28  910 911
AbbVie, 4.125%, 3/15/31  300 301
Bacardi, 4.70%, 5/15/28 (1) 275 278
Bacardi-Martini, 5.25%, 1/15/29 (1) 750 769
BAT International Finance, 4.448%, 3/16/28  300 303
Bayer U.S. Finance II, 4.375%, 12/15/28 (1) 950 953
Cencora, 3.95%, 2/13/29  250 250
Cencora, 4.625%, 12/15/27  55 56
Cencora, 4.85%, 12/15/29  30 31
CHS, 10.875%, 1/15/32 (1) 405 440
Conagra Brands, 4.85%, 11/1/28  550 558
CSL Finance, 3.85%, 4/27/27 (1) 25 25
CVS Health, 2.875%, 6/1/26  80 80
CVS Health, 4.30%, 3/25/28  250 251
HCA, 5.00%, 3/1/28  220 224
HCA, 5.625%, 9/1/28  200 206
Icon Investments Six, 5.809%, 5/8/27  450 454
Imperial Brands Finance, 4.50%, 6/30/28 (1) 200 202
IQVIA, 6.25%, 2/1/29  1,115 1,172
Japan Tobacco, 4.85%, 5/15/28 (1) 320 326
Keurig Dr Pepper, 3.20%, 5/1/30  300 287
Keurig Dr Pepper, 4.35%, 5/15/28  150 151
Keurig Dr Pepper, 5.05%, 3/15/29  600 615
KT&G, 5.00%, 5/2/28  200 204
LifePoint Health, 11.00%, 10/15/30 (1) 220 239
Mattel, 5.00%, 11/17/30  800 812
Medline Borrower, 3.875%, 4/1/29 (1) 1,600 1,574
Newell Brands, 8.50%, 6/1/28 (1) 371 390
Organon, 4.125%, 4/30/28 (1) 330 324
Teva Pharmaceutical Finance Netherlands III, 3.15%, 10/1/26  105 104
Viatris, 2.30%, 6/22/27  1,060 1,034
13,524
Electric  0.9%
Adani Transmission Step-One, 4.00%, 8/3/26  200 199

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
DTE Energy, 4.95%, 7/1/27  40 41
Enel Finance International, 4.125%, 9/30/28 (1) 200 200
FirstEnergy, Series B, 3.90%, 7/15/27  135 135
FirstEnergy Transmission, 4.55%, 1/15/30  30 30
NextEra Energy Capital Holdings, 4.685%, 9/1/27  75 76
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 160 163
Pacific Gas & Electric, 3.30%, 3/15/27  60 60
Pacific Gas & Electric, 3.75%, 7/1/28 (7) 250 248
Pacific Gas & Electric, 5.00%, 6/4/28  150 153
Pacific Gas & Electric, 5.45%, 6/15/27  30 31
PacifiCorp, 5.10%, 2/15/29  30 31
Southern California Edison, 5.15%, 6/1/29  390 401
Vistra Operations, 5.05%, 12/30/26 (1) 40 40
XPLR Infrastructure Operating Partners, 7.25%, 1/15/29 (1) 325 337
2,145
Energy  3.1%
AmeriGas Partners, 5.75%, 5/20/27  260 262
Cheniere Energy, 4.625%, 10/15/28  133 133
Columbia Pipelines Holding, 6.055%, 8/15/26 (1) 5 5
Comstock Resources, 6.75%, 3/1/29 (1) 490 488
Continental Resources, 4.375%, 1/15/28  850 851
Crescent Energy Finance, 9.25%, 2/15/28 (1) 118 121
Crescent Energy Finance, 9.75%, 10/15/30 (1) 155 167
Diamondback Energy, 3.50%, 12/1/29  300 294
Diamondback Energy, 5.20%, 4/18/27  40 40
Enbridge, 4.60%, 6/20/28  55 56
Enterprise Products Operating, 4.60%, 1/15/31  430 439
EOG Resources, 4.40%, 1/15/31  215 218
Geopark, 5.50%, 1/17/27  200 193
Hilcorp Energy I, 6.25%, 11/1/28 (1) 190 192
Medco Bell, 6.375%, 1/30/27  200 200
MPLX, 4.80%, 2/15/31  460 470
NGL Energy Operating, 8.125%, 2/15/29 (1) 345 358
Occidental Petroleum, 3.20%, 8/15/26  150 149
ONEOK, 4.25%, 9/24/27  115 115
ONEOK, 4.85%, 7/15/26  66 66
ONEOK, 5.55%, 11/1/26  60 60
ONEOK, 5.625%, 1/15/28 (1) 139 142
Plains All American Pipeline, 4.70%, 1/15/31  190 193
South Bow USA Infrastructure Holdings, 4.911%, 9/1/27  80 81
Targa Resources, 4.35%, 1/15/29  265 267
Tengizchevroil Finance International, 4.00%, 8/15/26  325 324
Thaioil Treasury Center, 4.625%, 11/20/28  420 423

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Transocean Aquila, 8.00%, 9/30/28 (1) 307 315
Venture Global LNG, 8.125%, 6/1/28 (1) 300 308
Williams, 4.625%, 6/30/30  150 153
7,083
Finance Companies  0.6%
Avolon Holdings Funding, 6.375%, 5/4/28 (1) 115 120
GATX, 5.40%, 3/15/27  40 40
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (1) 200 199
Navient, 5.00%, 3/15/27  85 84
Navient, 11.50%, 3/15/31  230 244
OneMain Finance, 3.50%, 1/15/27  85 84
Shriram Finance, 6.625%, 4/22/27  200 204
Tata Capital, 5.389%, 7/21/28  400 409
1,384
Financial Other  0.3%
Alpha Star Holding IX, 7.00%, 8/26/28  230 236
Alpha Star Holding VIII, 8.375%, 4/12/27  200 206
Emaar Sukuk, 3.635%, 9/15/26  200 200
642
Industrial Other  0.8%
Booz Allen Hamilton, 3.875%, 9/1/28 (1) 525 517
Booz Allen Hamilton, 4.00%, 7/1/29 (1) 700 684
GMR Hyderabad International Airport, 4.25%, 10/27/27  220 218
Gohl Capital, 4.25%, 1/24/27  400 399
1,818
Insurance  1.2%
Aspen Insurance Holdings, 5.75%, 7/1/30  70 74
Brown & Brown, 4.70%, 6/23/28  55 56
CNO Global Funding, 1.75%, 10/7/26 (1) 150 148
CNO Global Funding, 4.95%, 9/9/29 (1) 45 46
Corebridge Financial, 3.65%, 4/5/27  200 199
Corebridge Global Funding, 4.25%, 8/21/28 (1) 135 135
Corebridge Global Funding, 5.20%, 1/12/29 (1)(7) 40 41
Equitable America Global Funding, 4.30%, 12/15/28 (1) 105 105
Equitable America Global Funding, 4.65%, 6/9/28 (1) 175 177
GA Global Funding Trust, 5.40%, 1/13/30 (1) 150 154
Health Care Service Corp. A Mutual Legal Reserve, 5.20%,
6/15/29 (1) 65 67
Humana, 5.75%, 3/1/28  25 26
Humana, 5.75%, 12/1/28  225 233
Jackson National Life Global Funding, 5.60%, 4/10/26 (1) 250 250
Met Tower Global Funding, 4.00%, 1/14/29 (1) 305 305
Principal Life Global Funding II, 4.60%, 8/19/27 (1) 55 55

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
RGA Global Funding, 4.35%, 8/25/28 (1) 320 322
RGA Global Funding, 4.60%, 11/25/30 (1) 375 378
Sammons Financial Group Global Funding, 5.05%, 1/10/28 (1) 55 56
2,827
Real Estate Investment Trusts  0.5%
American Homes 4 Rent, 4.25%, 2/15/28  600 601
MPT Operating Partnership, 5.00%, 10/15/27 (7) 215 211
Service Properties Trust, 5.50%, 12/15/27  165 166
Service Properties Trust, Zero Coupon, 9/30/27 (1) 70 64
1,042
Technology  3.5%
Alphabet, 3.70%, 2/15/29  45 45
Atlassian, 5.25%, 5/15/29  40 41
Cloud Software Group, 6.50%, 3/31/29 (1) 250 245
Cloud Software Group, 9.00%, 9/30/29 (1) 150 146
Fiserv, 3.50%, 7/1/29  250 243
Fiserv, 4.20%, 10/1/28  175 175
Fiserv, 5.375%, 8/21/28  250 256
Fiserv, 5.45%, 3/2/28  270 276
Foundry JV Holdco, 5.50%, 1/25/31 (1) 200 209
Foundry JV Holdco, 5.90%, 1/25/30 (1) 825 871
Gartner, 4.50%, 7/1/28 (1) 1,145 1,129
Global Payments, 3.20%, 8/15/29  850 815
Global Payments, 4.50%, 11/15/28  325 326
Leidos, 4.10%, 3/15/29  195 195
Marvell Technology, 4.75%, 7/15/30  60 61
MSCI, 3.875%, 2/15/31 (1) 750 719
MSCI, 4.00%, 11/15/29 (1) 450 442
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 470 471
NXP, 4.30%, 8/19/28  75 75
NXP, 5.55%, 12/1/28  300 310
Oracle, 4.45%, 9/26/30  185 181
Oracle, 4.55%, 2/4/29  500 501
Western Union, 1.35%, 3/15/26  304 304
8,036
Transportation  0.6%
Avis Budget Car Rental, 4.75%, 4/1/28 (1) 480 469
Element Fleet Management, 5.037%, 3/25/30 (1) 120 123
Penske Truck Leasing, 5.35%, 1/12/27 (1) 40 40
Penske Truck Leasing, 5.75%, 5/24/26 (1) 105 105
Southwest Airlines, 4.375%, 11/15/28  200 202

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
TAV Havalimanlari Holding, 8.50%, 12/7/28  400 418
1,357
Total Corporate Bonds (Cost $72,426) 73,004
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  2.0%
Government Sponsored  0.3%
First Abu Dhabi Bank, 5.125%, 10/13/27  200 203
MEGlobal, 2.625%, 4/28/28  600 578
781
Owned No Guarantee  1.3%
Axiata, 4.357%, 3/24/26  200 200
Bank Mandiri Persero, 5.50%, 4/4/26  200 200
Bank Negara Indonesia Persero, 3.75%, 3/30/26  200 200
Corp. Nacional del Cobre de Chile, 3.00%, 9/30/29  430 413
DP World Crescent, 4.848%, 9/26/28  580 585
Emirates NBD Bank, 4.195%, 1/13/29, Acquisition Date: 1/6/26,
Cost $375 (4) 375 376
JSCB Agrobank, 9.25%, 10/2/29  310 342
Ma'aden Sukuk, 5.25%, 2/13/30 (1) 400 412
State Bank of India, 1.80%, 7/13/26  200 198
2,926
Sovereign  0.4%
Eagle Funding Luxco, 5.50%, 8/17/30 (1) 250 255
Saudi Government International Bond, 4.125%, 1/12/29 (1) 600 601
856
Total Foreign Government Obligations & Municipalities
(Cost $4,525) 4,563
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  8.7%
Collateralized Mortgage Obligations  6.4%
Angel Oak Mortgage Trust
Series 2023-6, Class A3, CMO, STEP
6.50%, 12/25/67 (1) 176 177
Angel Oak Mortgage Trust
Series 2025-5, Class A1, CMO, STEP
5.573%, 4/25/70 (1) 274 277
BINOM Securitization Trust
Series 2021-INV1, Class A1, CMO, ARM
2.034%, 6/25/56 (1) 107 100

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
COLT Mortgage Loan Trust
Series 2021-5, Class A1, CMO, ARM
1.726%, 11/26/66 (1) 489 454
COLT Mortgage Loan Trust
Series 2024-6, Class A2, CMO, STEP
5.644%, 11/25/69 (1) 151 152
COLT Mortgage Loan Trust
Series 2024-INV4, Class A3, CMO, STEP
6.111%, 5/25/69 (1) 79 80
COLT Mortgage Loan Trust
Series 2025-4, Class A1, CMO, STEP
5.794%, 4/25/70 (1) 82 83
COLT Mortgage Loan Trust
Series 2025-INV2, Class A1, CMO, STEP
5.601%, 2/25/70 (1) 97 98
Connecticut Avenue Securities Trust
Series 2021-R01, Class 1M2, CMO, ARM
SOFR30A + 1.55%, 5.217%, 10/25/41 (1) 90 90
Connecticut Avenue Securities Trust
Series 2024-R04, Class 1A1, CMO, ARM
SOFR30A + 1.00%, 4.667%, 5/25/44 (1) 142 142
Connecticut Avenue Securities Trust
Series 2025-R03, Class 2A1, CMO, ARM
SOFR30A + 1.45%, 5.117%, 3/25/45 (1) 81 82
Connecticut Avenue Securities Trust
Series 2025-R06, Class 1M1, CMO, ARM
SOFR30A + 0.95%, 4.617%, 9/25/45 (1) 122 122
Cross Mortgage Trust
Series 2024-H6, Class A2, CMO, STEP
5.383%, 9/25/69 (1) 151 152
Deephaven Residential Mortgage Trust
Series 2026-INV1, Class A2, CMO, STEP
5.101%, 12/25/70 (1) 986 988
EFMT
Series 2024-INV2, Class A1, CMO, STEP
5.035%, 10/25/69 (1) 83 84
EFMT
Series 2024-INV2, Class A2, CMO, STEP
5.289%, 10/25/69 (1) 83 84
EFMT
Series 2025-INV2, Class A1, CMO, STEP
5.387%, 5/26/70 (1) 195 197
EFMT
Series 2025-INV5, Class A2, CMO, STEP
5.28%, 12/25/70 (1) 662 666

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
EFMT
Series 2025-NQM6, Class A1, CMO, ARM
5.001%, 12/25/70 (1) 196 198
Flagstar Mortgage Trust
Series 2019-1INV, Class A11, CMO, ARM
1M TSFR + 1.064%, 4.738%, 10/25/49 (1) 12 12
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M TSFR + 0.964%, 4.638%, 3/25/50 (1) 60 59
GCAT Trust
Series 2025-NQM1, Class A1, CMO, STEP
5.373%, 11/25/69 (1) 211 212
GS Mortgage-Backed Securities Trust
Series 2025-NQM3, Class A1, CMO, STEP
5.137%, 11/25/65 (1) 195 196
HOMES Trust
Series 2025-NQM2, Class A1, CMO, STEP
5.425%, 2/25/70 (1) 176 177
HOMES Trust
Series 2025-NQM4, Class A1, CMO, ARM
5.22%, 8/25/70 (1) 133 133
HOMES Trust
Series 2025-NQM4, Class A2, CMO, STEP
5.474%, 8/25/70 (1) 442 444
HOMES Trust
Series 2026-AFC1, Class A1, CMO, ARM
4.846%, 2/25/61 (1) 440 440
JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50 (1) 61 57
JPMorgan Mortgage Trust
Series 2025-DSC1, Class A1, CMO, ARM
5.577%, 9/25/65 (1) 204 207
JPMorgan Mortgage Trust
Series 2025-DSC2, Class A1B, CMO, STEP
5.195%, 10/25/65 (1) 48 48
JPMorgan Mortgage Trust
Series 2025-HE3, Class A1, CMO, ARM
SOFR30A + 1.35%, 5.012%, 3/20/56 (1) 113 113
JPMorgan Mortgage Trust
Series 2025-NQM3, Class A1, CMO, ARM
5.495%, 11/25/65 (1) 429 434
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM
0.852%, 1/25/56 (1) 18 17

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-DSC2, Class A1, CMO, ARM
5.443%, 7/25/70 (1) 95 96
New Residential Mortgage Loan Trust
Series 2021-NQ1R, Class A3, CMO, ARM
1.198%, 7/25/55 (1) 32 30
New Residential Mortgage Loan Trust
Series 2023-NQM1, Class A1A, CMO, STEP
6.864%, 10/25/63 (1) 281 284
New Residential Mortgage Loan Trust
Series 2025-NQM4, Class A2, CMO, STEP
5.603%, 7/25/65 (1) 441 446
New Residential Mortgage Loan Trust
Series 2025-NQM7, Class A2, CMO, STEP
5.264%, 10/26/65 (1) 411 413
NRZT
Series 2025-NQM6, Class A1, CMO, ARM
5.085%, 10/25/65 (1) 575 579
NYMT Loan Trust
Series 2026-INV1, Class A2, CMO, STEP
5.05%, 2/25/61 (1) 998 998
OBX Trust
Series 2019-EXP3, Class 1A9, CMO, ARM
3.50%, 10/25/59 (1) 81 77
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M TSFR + 1.014%, 4.688%, 10/25/59 (1) 12 12
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM
4.00%, 5/27/49 (1) 32 30
OBX Trust
Series 2020-EXP1, Class 2A1B, CMO, ARM
1M TSFR + 0.864%, 4.538%, 2/25/60 (1) 42 42
OBX Trust
Series 2021-NQM1, Class A3, CMO, ARM
1.329%, 2/25/66 (1) 266 240
OBX Trust
Series 2023-NQM10, Class A1, CMO, STEP
6.465%, 10/25/63 (1) 253 256
PENN Commercial Mortgage Trust
Series 2025-P11, Class A, ARM
5.344%, 8/10/42 (1) 310 322
PRPM Trust
Series 2023-NQM2, Class A1, CMO, STEP
6.25%, 8/25/68 (1) 215 216

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
RCKT Mortgage Trust
Series 2024-CES8, Class A1A, CMO, STEP
5.49%, 11/25/44 (1) 74 75
RCKT Mortgage Trust
Series 2025-CES3, Class A1A, STEP
5.553%, 3/25/55 (1) 162 164
Santander Mortgage Asset Receivable Trust
Series 2025-NQM6, Class A1, CMO, ARM
5.138%, 11/25/65 (1) 216 217
Spruce Hill Mortgage Loan Trust
Series 2022-SH1, Class A1A, CMO, STEP
4.10%, 7/25/57 (1) 1,443 1,441
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A3, CMO, ARM
1.593%, 11/25/55 (1) 8 8
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 5.317%, 1/25/34 (1) 21 21
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM
SOFR30A + 1.85%, 5.517%, 11/25/43 (1) 318 321
Structured Agency Credit Risk Debt Notes
Series 2024-DNA3, Class A1, CMO, ARM
SOFR30A + 1.05%, 4.717%, 10/25/44 (1) 62 62
Structured Agency Credit Risk Debt Notes
Series 2025-DNA1, Class A1, CMO, ARM
SOFR30A + 0.95%, 4.617%, 1/25/45 (1) 16 16
Structured Agency Credit Risk Debt Notes
Series 2026-DNA1, Class M1, CMO, ARM
SOFR30A + 1.00%, 4.658%, 2/25/46 (1) 480 480
Towd Point Mortgage Trust
Series 2019-HY2, Class A1, CMO, ARM
1M TSFR + 1.114%, 4.788%, 5/25/58 (1) 80 81
Verus Securitization Trust
Series 2021-2, Class A3, CMO, ARM
1.545%, 2/25/66 (1) 90 84
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM
1.057%, 10/25/63 (1) 115 112
Verus Securitization Trust
Series 2021-R1, Class A3, CMO, ARM
1.262%, 10/25/63 (1) 190 186
Verus Securitization Trust
Series 2021-R2, Class A3, CMO, ARM
1.227%, 2/25/64 (1) 27 25

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Verus Securitization Trust
Series 2023-8, Class A2, CMO, STEP
6.664%, 12/25/68 (1) 54 55
Verus Securitization Trust
Series 2023-INV2, Class A3, CMO, STEP
7.079%, 8/25/68 (1) 210 211
Verus Securitization Trust
Series 2025-3, Class A1, CMO, STEP
5.623%, 5/25/70 (1) 91 92
14,467
Commercial Mortgage-Backed Securities  2.3%
BAMLL Commercial Mortgage Securities Trust
Series 2018-PARK, Class A, ARM
4.091%, 8/10/38 (1) 455 450
BANK
Series 2024-BNK47, Class A1
5.523%, 6/15/57  26 27
BANK5
Series 2024-5YR11, Class AS
6.139%, 11/15/57  55 58
BANK5
Series 2024-5YR12, Class AS, ARM
6.122%, 12/15/57  95 100
BANK5
Series 2024-5YR9, Class A1
4.889%, 8/15/57  144 146
BBCMS Mortgage Trust
Series 2026-5C40, Class A1
4.431%, 2/15/59  22 22
BBCMS Trust
Series 2015-SRCH, Class D, ARM
4.957%, 8/10/35 (1) 100 96
Benchmark Mortgage Trust
Series 2024-V11, Class AM, ARM
6.201%, 11/15/57  55 58
Benchmark Mortgage Trust
Series 2024-V6, Class A1
5.568%, 3/15/57  29 29
Benchmark Mortgage Trust
Series 2024-V8, Class A1
5.514%, 7/15/57  21 21
Benchmark Mortgage Trust
Series 2025-B41, Class A1
4.401%, 7/15/68  93 94
Benchmark Mortgage Trust
Series 2025-V19, Class A3
5.249%, 1/15/58  65 68

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
BFLD Commercial Mortgage Trust
Series 2025-5MW, Class C, ARM
5.451%, 10/10/42 (1) 100 102
BMO Mortgage Trust
Series 2024-5C4, Class A3, ARM
6.526%, 5/15/57  500 533
BMO Mortgage Trust
Series 2026-C14, Class A1
4.36%, 2/15/59  45 45
BX Commercial Mortgage Trust
Series 2024-GPA3, Class B, ARM
1M TSFR + 1.642%, 5.302%, 12/15/39 (1) 43 43
BX Commercial Mortgage Trust
Series 2024-MDHS, Class B, ARM
1M TSFR + 1.841%, 5.501%, 5/15/41 (1) 140 140
BX Commercial Mortgage Trust
Series 2024-SLCT, Class C, ARM
1M TSFR + 2.392%, 6.052%, 1/15/42 (1) 155 155
BX Commercial Mortgage Trust
Series 2026-CSMO, Class C, ARM
1M TSFR + 2.00%, 5.667%, 2/15/42 (1) 100 100
BX Trust
Series 2025-VOLT, Class A, ARM
1M TSFR + 1.70%, 5.36%, 12/15/44 (1) 140 140
BX Trust
Series 2025-VOLT, Class B, ARM
1M TSFR + 2.10%, 5.76%, 12/15/44 (1) 105 105
CD Mortgage Trust
Series 2016-CD1, Class B, ARM
3.077%, 8/10/49  100 84
CENT
Series 2025-CITY, Class A, ARM
4.92%, 7/10/40 (1) 120 123
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class AS
3.514%, 5/10/49  200 199
DBC Mortgage Trust
Series 2025-DBC, Class B, ARM
1M TSFR + 1.60%, 5.26%, 11/15/42 (1) 300 300
Extended Stay America Trust
Series 2025-ESH, Class C, ARM
1M TSFR + 1.85%, 5.51%, 10/15/42 (1) 100 100
FREMF Mortgage Trust
Series 2020-K737, Class B, ARM
3.327%, 1/25/53 (1) 100 99

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
HILT Commercial Mortgage Trust
Series 2024-ORL, Class C, ARM
1M TSFR + 2.44%, 6.10%, 5/15/37 (1) 105 105
HYT Commercial Mortgage Trust
Series 2024-RGCY, Class A, ARM
1M TSFR + 1.841%, 5.501%, 9/15/41 (1) 120 120
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class A, ARM
2.854%, 9/6/38 (1) 405 402
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class B, ARM
2.854%, 9/6/38 (1) 200 198
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class BFL, ARM
1M TSFR + 1.489%, 5.16%, 7/5/33 (1) 59 51
MED Commercial Mortgage Trust
Series 2024-MOB, Class A, ARM
1M TSFR + 1.592%, 5.251%, 5/15/41 (1) 100 100
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2025-C35, Class A1
4.609%, 8/15/58  234 236
NYC Commercial Mortgage Trust
Series 2025-28L, Class C, ARM
5.442%, 11/5/38 (1) 245 248
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, ARM
1M TSFR + 1.741%, 5.401%, 5/15/39 (1) 100 100
TX Trust
Series 2024-HOU, Class B, ARM
1M TSFR + 2.091%, 5.75%, 6/15/39 (1) 100 100
Wells Fargo Commercial Mortgage Trust
Series 2025-C65, Class A1
4.287%, 10/15/58  213 213
5,310
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $19,688) 19,777
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  6.0%
U.S. Government Agency Obligations  5.6%
Federal Home Loan Mortgage, UMBS
4.50%, 9/1/52 - 10/1/53  520 516
5.00%, 2/1/53 - 6/1/55  295 297
5.50%, 8/1/54 - 12/1/55  1,826 1,868
6.00%, 10/1/54 - 8/1/55  2,424 2,506

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
6.50%, 6/1/55  130 136
Federal Home Loan Mortgage Multifamily Structured PTC,
2.958%, 7/25/26  9 9
Federal Home Loan Mortgage Multifamily Structured PTC, ARM
3.78%, 10/25/28  250 251
4.06%, 10/25/28  106 107
Federal National Mortgage Assn., UMBS
3.00%, 2/1/52  463 419
4.00%, 9/1/52 - 11/1/52  604 588
4.50%, 7/1/52 - 2/1/54  704 699
5.00%, 5/1/53 - 10/1/55  1,787 1,805
5.50%, 8/1/53 - 10/1/55  1,916 1,960
6.00%, 6/1/54 - 8/1/54  307 319
6.50%, 2/1/55  25 26
UMBS, TBA (9)
3.50%, 3/1/56  635 599
5.00%, 3/1/56  715 718
12,823
U.S. Government Obligations  0.4%
Government National Mortgage Assn.
4.00%, 10/20/52  728 708
6.00%, 2/20/40 - 12/20/40  154 164
872
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $13,520) 13,695
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  23.8%
U.S. Treasury Obligations  23.8%
U.S. Treasury Notes, 3.375%, 11/30/27 (10) 9,020 9,015
U.S. Treasury Notes, 3.50%, 9/30/27  4,000 4,004
U.S. Treasury Notes, 3.50%, 10/31/27  3,175 3,179
U.S. Treasury Notes, 3.50%, 1/31/28  23,455 23,501
U.S. Treasury Notes, 3.50%, 2/15/29 (10) 4,975 4,991
U.S. Treasury Notes, 3.625%, 8/31/27  3,900 3,910
U.S. Treasury Notes, 3.875%, 7/15/28 (10) 2,870 2,901
U.S. Treasury Notes, 4.125%, 11/15/27  1,115 1,128
U.S. Treasury Notes, 4.25%, 1/15/28  1,425 1,447
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $53,925) 54,076

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SHORT-TERM INVESTMENTS  8.5%
Commercial Paper  4.1%
4(2)  4.1%(11)
Brunswick, 4.203%, 3/3/26  700 700
Crown Castle, 3.757%, 3/19/26  1,100 1,097
Crown Castle, 4.113%, 3/12/26  350 350
Edison International, 4.213%, 3/19/26  430 429
Edison International, 4.227%, 3/16/26  300 299
Global Payments, 4.117%, 3/6/26  750 749
Harley-Davidson Financial Services, 4.139%, 3/4/26  300 300
Harley-Davidson Financial Services, 4.214%, 3/17/26  600 599
Harley-Davidson Financial Services, 4.235%, 5/28/26  500 495
HCA, 4.185%, 5/7/26  750 744
HCA, 4.235%, 5/12/26  500 496
HCA, 4.259%, 5/14/26  300 297
Ovintiv, 3.942%, 3/19/26  550 549
Ovintiv, 3.942%, 3/20/26  550 549
Ovintiv, 3.942%, 3/25/26  1,000 997
Southern California Edison, 4.221%, 3/27/26  500 498
9,148
Money Market Funds  4.4%
T. Rowe Price Government Reserve Fund, 3.73% (12)(13) 10,089 10,089
10,089
Total Short-Term Investments (Cost $19,238) 19,237
SECURITIES LENDING COLLATERAL  0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.5%
Money Market Funds 0.5%
T. Rowe Price Treasury Reserve Fund, 3.67% (12)(13) 1,140 1,140
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 1,140
Total Securities Lending Collateral (Cost $1,140) 1,140

T. ROWE PRICE Short Duration Income Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Put, 3/27/26 @
$110.00 (14) 61 6,943 —
Total Exchange-Traded Options Purchased (Cost $14) —
OTC Options Purchased 0.1%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
Credit Default
Swap, Protection
Bought (Relevant
Credit: Markit CDX.
NA.IG-S45, 5 Year
Index, 12/20/30),
Pay 1.00% Quarterly,
Receive upon credit
default, 4/15/26 @
0.55%* (14) 1 47,470 108
Total OTC Options Purchased (Cost $68) 108
Total Options Purchased (Cost $82) 108
Total Investments in Securities 103.5%
(Cost $233,964) $ 235,175
Other Assets Less Liabilities (3.5)% (7,905)
Net Assets 100.0% $ 227,270
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $90,285 and represents 39.7% of net assets.
(2) All or a portion of this loan is unsettled as of February 28, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Level 3 in fair value hierarchy.

T. ROWE PRICE Short Duration Income Fund

.
.
.
.
.
.
.
.
.
.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $492 and represents 0.2% of net assets.
(5) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) All or a portion of this security is on loan at February 28, 2026.
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $1,317 and represents 0.6% of net assets.
(10) At February 28, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(11) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $9,148 and represents 4.1% of net assets.
(12) Seven-day yield
(13) Affiliated Companies
(14) Non-income producing
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
OTC Over-the-counter
PIK Payment-in-kind
PRIME Prime rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)

T. ROWE PRICE Short Duration Income Fund

.
.
.
.
.
.
.
.
.
.
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Short Duration Income Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.IG-S45, 5 Year
Index, 12/20/30), Pay
1.00% Quarterly, Receive
upon credit default,
4/15/26 @ 0.80%* 1 47,470 (2 6 )
Total Options Written (Premiums $(16)) $ (2 6 )

T. ROWE PRICE Short Duration Income Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S45, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/30 9,220 197 210 (13)
Protection Sold (Relevant Credit: Oracle,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/30 * 680 (17) (7) (10)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (23)
Total Centrally Cleared Swaps (23)
Net payments (receipts) of variation margin to date 14
Variation margin receivable (payable) on centrally cleared swaps $ (9)
**
Includes interest purchased or sold but not yet collected of $14.
* Credit ratings as of February 28, 2026. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Short Duration Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 87 U.S. Treasury Notes five year contracts 6/26 (9,582) $ (29)
Short, 28 U.S. Treasury Notes ten year contracts 6/26 (3,187) (14)
Long, 253 U.S. Treasury Notes two year contracts 6/26 52,946 59
Short, 6 Ultra U.S. Treasury Bonds contracts 6/26 (729) (7)
Short, 11 Ultra U.S. Treasury Notes ten year
contracts 6/26 (1,284) (7)
Net payments (receipts) of variation margin to date 18
Variation margin receivable (payable) on open futures contracts $ 20

T. ROWE PRICE Short Duration Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.73% $ — $ — $ 96++
T. Rowe Price Treasury Reserve Fund, 3.67% — — —++
Totals $ —# $ — $ 96+
Supplementary Investment Schedule
Affiliate
Value
05/31/25
Purchase
Cost
Sales
Cost
Value
2/28/26
T. Rowe Price Government
Reserve Fund, 3.73% $ 2,217  ¤  ¤ $ 10,089
T. Rowe Price Treasury
Reserve Fund, 3.67% —  ¤  ¤ 1,140
Total $ 11,229^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $96 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $11,229.

T. ROWE PRICE Short Duration Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Short-Term Bond Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Short Duration
Income Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Short Duration Income Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market

T. ROWE PRICE Short Duration Income Fund

participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 165,115 $ — $ 165,115
Asset-Backed Securities — 45,443 116 45,559
Bank Loans — 3,915 101 4,016
Short-Term Investments 10,089 9,148 — 19,237
Securities Lending Collateral 1,140 — — 1,140
Options Purchased — 108 — 108
Total Securities 11,229 223,729 217 235,175
Futures Contracts* 59 — — 59
Total $ 11,288 $ 223,729 $ 217 $ 235,234
Liabilities
Options Written $ — $ 2 6 $ — $ 2 6
Swaps* — 23 — 23
Futures Contracts* 57 — — 57
Total $ 57 $ 4 9 $ — $ 10 6

T. ROWE PRICE Short Duration Income Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1305-054Q3 02/26
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Non-U.S.
Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed
Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.